HSBC Holdings' subsidiaries, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2022
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s interest percent	19.03%
Barrowgate Limited
Disclosure of associates [line items]
HSBC’s interest percent	15.31%
BGF Group PLC
Disclosure of associates [line items]
HSBC’s interest percent	24.61%
Bud Financial Limited
Disclosure of associates [line items]
HSBC’s interest percent	5.36%
Canara HSBC Life Insurance Company Limited
Disclosure of associates [line items]
HSBC’s interest percent	26.00%
Contour Pte Ltd
Disclosure of associates [line items]
HSBC’s interest percent	12.65%
Divido Financial Services Limited
Disclosure of associates [line items]
HSBC’s interest percent	5.56%
Electronic Payment Services Company (Hong Kong) Limited
Disclosure of associates [line items]
HSBC’s interest percent	38.66%
Episode Six Limited
Disclosure of associates [line items]
HSBC’s interest percent	7.02%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
HSBC’s interest percent	38.66%
EURO Secured Notes Issuer
Disclosure of associates [line items]
HSBC’s interest percent	16.67%
GZHS Research Co Ltd
Disclosure of associates [line items]
HSBC’s interest percent	20.50%
HSBC Jintrust Fund Management Company Limited
Disclosure of associates [line items]
HSBC’s interest percent	49.00%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
HSBC’s interest percent	30.00%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
HSBC’s interest percent	33.33%
Monese Ltd
Disclosure of associates [line items]
HSBC’s interest percent	5.39%
Quantexa Ltd
Disclosure of associates [line items]
HSBC’s interest percent	10.10%
Services Epargne Entreprise
Disclosure of associates [line items]
HSBC’s interest percent	14.18%
The London Gold Market Fixing Limited
Disclosure of associates [line items]
HSBC’s interest percent	25.00%
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
HSBC’s interest percent	6.56%
Trade Information Network Limited
Disclosure of associates [line items]
HSBC’s interest percent	16.67%
Vizolution Limited
Disclosure of associates [line items]
HSBC’s interest percent	17.95%
We Trade Innovation Designated Activity Company
Disclosure of associates [line items]
HSBC’s interest percent	9.88%